LINES OF CREDIT (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subtotal	$ 5,989,425	$ 6,630,273	$ 5,758,737
National [Member]
Subtotal	3,011,102	3,918,523	3,103,605
Alpha [Member]
Subtotal	1,030,943	1,130,140	991,492
Pancreta [Member]
Subtotal	1,560,803	1,122,210	1,232,128
EGF [Member]
Subtotal	$ 386,577	$ 459,400	$ 431,512